Stock Options by Ranges of Exercise Price (Detail) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,869,417	17,142,500	17,661,216	15,641,872
Options Outstanding - Weighted Average Exercise Price	$ 48.53	$ 51.17	$ 53.17	$ 65.29
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	4.27
Options Outstanding - Total Aggregate Intrinsic Value	$ 31
Options Exercisable - Number Exercisable	10,294,719
Options Exercisable - Weighted Average Exercise Price	$ 66.20
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	2.52
Options Exercisable - Total Aggregate Intrinsic Value	2
Range 1
Range of Exercise Prices - Lower Limit	$ 9.06
Range of Exercise Prices - Upper Limit	$ 49.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,109,094
Options Outstanding - Weighted Average Exercise Price	$ 17.47
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	6.98
Options Outstanding - Total Aggregate Intrinsic Value	31
Options Exercisable - Number Exercisable	534,396
Options Exercisable - Weighted Average Exercise Price	$ 33.95
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	1.54
Options Exercisable - Total Aggregate Intrinsic Value	2
Range 2
Range of Exercise Prices - Lower Limit	$ 49.47
Range of Exercise Prices - Upper Limit	$ 64.57
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,559,551
Options Outstanding - Weighted Average Exercise Price	$ 54.73
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	1.10
Options Outstanding - Total Aggregate Intrinsic Value	0
Options Exercisable - Number Exercisable	2,559,551
Options Exercisable - Weighted Average Exercise Price	$ 54.73
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	1.10
Options Exercisable - Total Aggregate Intrinsic Value	0
Range 3
Range of Exercise Prices - Lower Limit	$ 64.58
Range of Exercise Prices - Upper Limit	$ 150.45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,200,772
Options Outstanding - Weighted Average Exercise Price	$ 72.67
Options Outstanding - Weighted Average Remaining Contractual Life (Years)	3.10
Options Outstanding - Total Aggregate Intrinsic Value	0
Options Exercisable - Number Exercisable	7,200,772
Options Exercisable - Weighted Average Exercise Price	$ 72.67
Options Exercisable - Weighted Average Remaining Contractual Life (Years)	3.10
Options Exercisable - Total Aggregate Intrinsic Value	$ 0